Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows provided by (used for) operating activities:
Net income	$ (5)	$ 339
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	82	87
Deferred income taxes	(17)	(9)
Income (loss) from equity investments, net	12	74
Share-based compensation cost	653	47
Operating lease expense	17	17
Other non-cash operating activities, net	(3)	(2)
Changes in assets and liabilities:
Accounts receivable, net (including receivables from related parties)	135	(209)
Contract assets	(87)	39
Prepaid expenses and other assets	13	13
Accrued compensation and benefits and share-based compensation	(442)	(509)
Contract liabilities (including contract liabilities from related parties)	(72)	12
Tax liabilities	(64)	39
Operating lease liabilities	(17)	(59)
Other current liabilities (including payables to related parties)	(92)	(34)
Net cash provided by (used for) operating activities	113	(155)
Cash flows provided by (used for) investing activities
Purchase of short-term investments	(385)	(665)
Proceeds from maturity of short-term investments	246	610
Purchases of equity investments	(11)	(3)
Purchases of intangible assets	(13)	(22)
Purchases of property and equipment	(60)	(38)
Net cash provided by (used for) investing activities	(223)	(118)
Cash flows provided by (used for) financing activities
Payment of intangible asset obligations	(21)	(20)
Other financing activities, net	(6)	0
Payment of withholding tax on vested shares	(12)	0
Net cash provided by (used for) financing activities	(39)	(20)
Effect of foreign exchange rate changes on cash and cash equivalents	1	(21)
Net decrease in cash and cash equivalents	(148)	(314)
Cash and cash equivalents at the beginning of the period	1,554	1,004
Cash and cash equivalents at the end of the period	1,406	690
Non-cash operating, investing and financing activities:
Non-cash additions in property and equipment	5	9
Non-cash additions in intangible assets	38	0
Non-cash additions in operating lease right of use assets	13	2
Non-cash additions of operating lease liabilities	13	2
Non-cash additions to equity investments from conversion of certain receivables	4	0
Non-cash distributions to shareholders	12	0
Non-cash reclassification of share-based compensation costs	343	0
Non-cash withholding tax on vested shares	$ 11	$ 0